Post- Employment Benefits - Summary of Amounts Recognized in Statement of Financial Position (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Amounts recognized in the statement of financial position
Defined benefit obligation	$ (24,705)	$ (14,502)
Fair value of plan assets	16,759	10,955
Net liability	$ (7,946)	$ (3,547)